Sep-26-05 02:54pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-053 P.002/002 F-596

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

05061792

1- 14930

NYSE

September 26, 2005

RECD S.E.C.
SEP 2 6 2005
1086

PROCESSED
SEP 2 7 2005
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC HOLDINGS PLC, American Depositary Shares (Evidenced by American Depositary receipts, each representing one-fortieth of a Share of 6.20% Non-Cumulative Dollar Preference Shares, Series A) and 6.20% Non-Cumulative Dollar Preference Shares, Series A (application for the 6.20% Non-Cumulative Dollar Preference Shares, Series A is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received September 26, 2005. Tentative listing date – September 27, 2005.

Sincerely,

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